Schedule of Consolidated Financial Statements (Details) (Parenthetical)	Jan. 13, 2025 $ / shares	Nov. 27, 2024 $ / shares	Aug. 06, 2024 $ / shares	Aug. 06, 2024 Rp / shares	Jul. 03, 2024 $ / shares	Jul. 03, 2024 RM / shares
Klinik K Wong Sdn Bhd [Member]
Capital injection | (per share)					$ 28.78	RM 100
PT Mobile Health Network Solution [Member]
Capital injection | (per share)			$ 842,600	Rp 10,000,000,000
Skylink Innovations Pte Ltd [Member]
Capital injection		$ 50,000
Medilink Clinic Pte Ltd [Member]
Capital injection	$ 10,000